UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ulysses Offshore Fund, Ltd.
                  ---------------------------------------
Address:          Harbour Centre, 2nd Floor, P.O. Box 896
                  ---------------------------------------
                  George Town, Cayman Islands
                  ---------------------------------------

Form 13F File Number:  28-06860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua Nash
                  ------------------------------------------
Title:            Manager of Ulysses Management Offshore LLC
                  ------------------------------------------
Phone:            212-455-6200
                  ------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Joshua Nash           New York, New York            08/13/04
 -------------------      ----------------------       --------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   -0-
                                            ------------

Form 13F Information Table Entry Total:              24
                                            ------------

Form 13F Information Table Value Total:     $   108,839 (in thousands)
                                            ------------



List of Other Included managers:

         NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2004

                                                                                                          ITEM 5:
                                        ITEM 2:                 ITEM 3:              ITEM 4:             Shares or
    ITEM 1:                             Title of                 Cusip                Fair               Principal
 Name of Issuer                          Class                   Number           Market Value            Amount
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SF                                 SHS                  G3930E101            3,945,850           148,900 CALLS
BAXTER INTL INC                           COM                  071813109            3,571,785           103,500 CALLS
BOSTON SCIENTIFIC                         COM                  101137107              633,440            14,800 SHS
BRITSOL MYERS SQUIBB                      COM                  110122108            1,810,550            73,900 CALLS
DIAMONDS TR                               UNIT SER 1           252787106           38,681,711           369,700 PUTS
FEDERAL NATL MTG ASSN                     COM                  313586109            8,449,024           118,400 PUTS
FIRST DATA CORP.                          COM                  319963104              658,896            14,800 SHS
IKON OFFICE SOLUTIONS                     COM                  451713101              402,597            35,100 SHS
JOY GLOBAL INC.                           COM                  481165108              497,004            16,600 SHS
MEDIMUNE INC                              COM                  584699102            1,382,349            59,100 CALLS
MICROSOFT CORP                            COM                  594918104            5,080,824           177,900 SHS
MICROSOFT CORP                            COM                  594918104            5,083,680           178,000 PUTS
MURPHY OIL CORP.                          COM                  626717102              582,230             7,900 SHS
NRG ENERGY INC                            COM NEW              629377508            3,335,922           134,513 SHS
NASDAQ 100 TR                             UNIT SER 1           631100104            1,117,400            29,600 SHS
NASDAQ 100 TR                             UNIT SER 1           631100104           11,159,718           295,700 PUTS
S&P DEPOS.RECEIPTS                        UNIT SER 1           78462F103            7,615,580            66,500 SHS
SCHERING PLOUGH CORP.                     COM                  806605101              524,832            28,400 SHS
SEMICONDUCTOR HLRS                        DEP RCPT             816636203            5,035,173           133,100 CALLS
TIME WARNER                               COM                  887317105            6,497,568           369,600 CALLS
UNITEDGLOBALCOM INC                       CL A                 913247508              717,898            98,884 SHS
WHEELING PITTSBURGH CORP.                 COM NEW              963142302              619,542            29,700 SHS
XEROX                                     COM                  984121103              359,600            24,800 SHS
XEROX                                     COM                  984121103            1,075,900            74,200 CALLS


                             ** TABLE CONTINUED **

                                                  ITEM 6:                                                         ITEM 8:
                                           INVESTMENT DISCRETION                                          VOTING AUTHORITY SHARES
                                                (b) Shares                      ITEM 7:
    ITEM 1:                                     as Defined       (c) Shared    Managers
 Name of Issuer                 (a) Sole        in Instr. V        Other      See Instr. V       (a) Sole     (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SF                          X                                                                 X
BAXTER INTL INC                    X                                                                 X
BOSTON SCIENTIFIC                  X                                                                 X
BRITSOL MYERS SQUIBB               X                                                                 X
DIAMONDS TR                        X                                                                 X
FEDERAL NATL MTG ASSN              X                                                                 X
FIRST DATA CORP.                   X                                                                 X
IKON OFFICE SOLUTIONS              X                                                                 X
JOY GLOBAL INC.                    X                                                                 X
MEDIMUNE INC                       X                                                                 X
MICROSOFT CORP                     X                                                                 X
MICROSOFT CORP                     X                                                                 X
MURPHY OIL CORP.                   X                                                                 X
NRG ENERGY INC                     X                                                                 X
NASDAQ 100 TR                      X                                                                 X
NASDAQ 100 TR                      X                                                                 X
S&P DEPOS.RECEIPTS                 X                                                                 X
SCHERING PLOUGH CORP.              X                                                                 X
SEMICONDUCTOR HLRS                 X                                                                 X
TIME WARNER                        X                                                                 X
UNITEDGLOBALCOM INC                X                                                                 X
WHEELING PITTSBURGH CORP.          X                                                                 X
XEROX                              X                                                                 X
XEROX                              X                                                                 X


                              ** TABLE COMPLETE **